Other Operating Expenses - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Other Operating Expense [Abstract]
Payment gateway and other charges	$ 57,847	$ 28,635	$ 13,385
Outsourcing expenses	23,338	12,827	7,877
Website hosting charges	20,558	14,088	12,129
Travelling and conveyance	2,894	780	247
Communication	5,459	3,732	2,857
Technology and maintenance	5,605	4,224	3,904
Legal and professional	6,086	6,397	4,364
Provision for litigations		4,700
Net loss on de-recognition of property, plant and equipment			406
Intangible assets written off		17
Miscellaneous expenses	11,911	6,175	5,906
Total	$ 133,698	$ 81,575	$ 51,075